Intangible assets (Detail Textuals) - Cequent Pharmaceuticals, Inc. - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2011	Jul. 31, 2010
Business Acquisition [Line Items]
Intangible assets				$ 22.7
Fair value discount rate	22.00%	22.00%
Loss on impairment of intangible assets			$ 16.0
FAP
Business Acquisition [Line Items]
Intangible assets				19.3
tkRNAi
Business Acquisition [Line Items]
Intangible assets				$ 3.4